CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (296,435)	$ (69,967)	$ (1,625,124)	$ (76,876)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss from investment in Fvndit	0	1,651	1,651	8,503
Impairment of digital assets			3,893	0
Depreciation and amortization	184	185	741	741
Stock-based compensation	188,912	0	1,142,305	0
Changes in assets and liabilities:
Accounts receivable	3,008	0	(3,191)	1,011
Due from Fvndit			(644)	(7,389)
Accounts payable	5,681	6,689	3,425	163
Accrued expenses			0	(2,078)
Other current assets	0	(644)
Deferred revenues	0	(613)	(613)	613
Net cash used in operating activities	(98,650)	(62,873)	(477,557)	(75,312)
Cash flows from investing activities:
Purchase of digital assets	0	(10,000)	(10,000)	0
Proceeds from loan repayment by Fvndit			0	200,000
Net cash used in investing activities	0	(10,000)	(10,000)	200,000
Cash flows from financing activities:
Issuance of common stock for cash	337,500	265,000	415,000	0
Loan from shareholder			125,000	0
Net cash provided by financing activities	337,500	265,000	540,000	0
Net increase in cash	238,850	192,127	52,443	124,688
Cash, beginning of the period	295,937	243,494	243,494	118,806
Cash, end of the period	534,787	435,621	295,937	243,494
Cash paid for:
Interest	0	0	0	25
Income tax	$ 0	$ 0	1,650	1,665
Supplemental disclosure of non-cash flow investing and financing activities:
Accrued stock-based compensation			$ 427,293	$ 0